Fair Value Measurements (Details) - Schedule of changes in fair value of the public and private placements warrants and working capital loan	3 Months Ended
	Mar. 31, 2023 USD ($)
Public and private placements warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Acquired in the Business Combination	$ 2,296,333
Change in fair value(1)	(775,583)	[1]
Balance	1,520,750
Working Capital Loan [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Acquired in the Business Combination	421,900
Change in fair value(1)	761,435	[1]
Balance	$ 1,183,335

[1]	Changes in the fair value of warrant liabilities and working capital loans are reported in the condensed consolidated statements of operations. The Company has determined that no adjustments to the fair values of its instruments recorded under the fair value option for instrument-specific credit risk were required.